DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.2%
Australia — 1.8%
ANZ Group Holdings Ltd.
27,016 504,894
APA Group (a)
14,299 76,286
Aristocrat Leisure Ltd.
5,164 207,373
ASX Ltd.
1,902 87,273
Atlassian Corp., Class A *
1,643 341,136
BHP Group Ltd.
47,013 1,157,262
BlueScope Steel Ltd.
4,488 65,708
Brambles Ltd.
12,954 193,324
CAR Group Ltd.
3,304 75,611
Cochlear Ltd.
689 120,385
Coles Group Ltd.
11,488 159,691
Commonwealth Bank of
Australia
15,459 1,750,463
Computershare Ltd.
4,948 128,072
CSL Ltd.
4,483 712,575
Evolution Mining Ltd.
17,615 100,325
Fortescue Ltd.
15,635 154,853
Goodman Group REIT
19,331 409,540
Insurance Australia Group Ltd.
21,182 117,778
Lottery Corp. Ltd.
24,304 79,768
Macquarie Group Ltd.
3,310 456,300
Medibank Pvt Ltd.
26,898 82,570
National Australia Bank Ltd.
28,182 689,188
Northern Star Resources Ltd.
14,033 189,469
Origin Energy Ltd.
17,209 119,830
Pro Medicus Ltd.
681 123,593
Qantas Airways Ltd.
7,241 49,442
QBE Insurance Group Ltd.
13,819 205,967
REA Group Ltd.
547 84,383
Reece Ltd.
1,131 11,398
Rio Tinto Ltd.
3,450 250,133
Santos Ltd.
30,590 129,732
Scentre Group REIT
44,611 105,363
SGH Ltd.
1,599 52,224
Sigma Healthcare Ltd.
41,871 84,072
Sonic Healthcare Ltd.
4,515 77,493
South32 Ltd.
37,782 74,160
Stockland REIT
25,750 90,480
Suncorp Group Ltd.
9,752 129,472
Telstra Group Ltd.
32,952 101,366
Transurban Group (a)
29,073 265,307
Vicinity Ltd. REIT
44,521 70,483
Washington H Soul Pattinson &
Co. Ltd.
1,953 46,416
Wesfarmers Ltd.
10,299 550,250
Westpac Banking Corp.
31,816 666,672
WiseTech Global Ltd.
1,551 106,951
Woodside Energy Group Ltd.
17,381 248,878
Number
of Shares Value $
Woolworths Group Ltd.
11,020 225,878
(Cost $10,685,924)
11,729,787
Austria — 0.1%
Erste Group Bank AG
3,109 250,065
OMV AG
1,623 86,782
Verbund AG
512 39,961
(Cost $234,114)
376,808
Belgium — 0.2%
Ageas SA/NV
1,343 87,591
Anheuser-Busch InBev SA/NV
9,258 652,050
D'ieteren Group
265 54,422
Elia Group SA/NV
469 49,676
Groupe Bruxelles Lambert NV
767 62,650
KBC Group NV
2,296 226,664
Lotus Bakeries NV
4 41,369
Sofina SA
121 35,001
Syensqo SA
715 54,790
UCB SA
1,239 224,911
(Cost $1,250,957)
1,489,124
Bermuda — 0.1%
Arch Capital Group Ltd.
3,431 326,082
Everest Group Ltd.
377 130,891
(Cost $261,377)
456,973
Canada — 3.5%
Agnico Eagle Mines Ltd.
4,556 536,037
Alamos Gold, Inc., Class A
3,795 98,094
Alimentation Couche-Tard, Inc.
6,950 359,644
AltaGas Ltd.
3,290 91,741
ARC Resources Ltd.
6,267 130,723
Bank of Montreal
6,905 740,092
Bank of Nova Scotia
11,590 618,971
Barrick Mining Corp.
16,669 319,087
BCE, Inc.
712 15,483
Brookfield Corp.
12,877 742,210
CAE, Inc. *
2,567 65,960
Cameco Corp.
3,749 219,059
Canadian Imperial Bank of
Commerce
8,460 574,870
Canadian National Railway Co.
5,124 537,611
Canadian Natural Resources Ltd.
19,650 595,524
Canadian Pacific Kansas City
Ltd.
8,913 726,614
Canadian Tire Corp. Ltd., Class A
557 70,646
Canadian Utilities Ltd., Class A
1,178 32,882
CCL Industries, Inc., Class B
1,353 78,752
Celestica, Inc. *
1,026 118,588
Cenovus Energy, Inc.
12,676 166,684
CGI, Inc.
2,014 216,099
Constellation Software, Inc.
185 669,490
Descartes Systems Group, Inc. *
754 87,259
Dollarama, Inc.
2,738 351,472

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Element Fleet Management
Corp.
3,297 78,412
Emera, Inc.
2,961 135,479
Empire Co. Ltd., Class A
1,223 47,116
Enbridge, Inc.
20,245 940,433
Fairfax Financial Holdings Ltd.
199 337,962
First Quantum Minerals Ltd. *
5,313 78,558
FirstService Corp.
376 65,782
Fortis, Inc.
4,657 227,101
Franco-Nevada Corp.
1,762 296,245
George Weston Ltd.
497 99,874
GFL Environmental, Inc.
1,475 74,407
Gildan Activewear, Inc.
1,250 58,093
Great-West Lifeco, Inc.
2,220 84,105
Hydro One Ltd., 144A
3,175 116,683
iA Financial Corp., Inc.
937 95,216
IGM Financial, Inc.
1,055 33,615
Imperial Oil Ltd.
1,636 116,583
Intact Financial Corp.
1,591 360,273
Ivanhoe Mines Ltd., Class A *
5,506 42,568
Keyera Corp.
1,864 56,708
Kinross Gold Corp.
12,271 180,814
Loblaw Cos. Ltd.
1,489 250,735
Lululemon Athletica, Inc. *
1,051 332,820
Lundin Gold, Inc.
1,096 52,857
Lundin Mining Corp.
5,521 52,160
Magna International, Inc.
2,478 89,788
Manulife Financial Corp.
15,905 505,508
Metro, Inc.
1,957 152,353
National Bank of Canada
3,635 357,089
Nutrien Ltd.
4,691 276,626
Open Text Corp.
2,208 62,404
Pan American Silver Corp.
3,435 83,617
Pembina Pipeline Corp.
5,352 200,192
Power Corp. of Canada
5,378 207,735
Quebecor, Inc., Class B
1,371 38,499
Restaurant Brands International,
Inc.
2,920 208,081
Rogers Communications, Inc.,
Class B
3,624 97,100
Royal Bank of Canada
13,115 1,659,132
Saputo, Inc.
2,111 40,594
Shopify, Inc., Class A *
11,329 1,208,251
Stantec, Inc.
1,005 103,186
Sun Life Financial, Inc.
5,318 341,912
Suncor Energy, Inc.
11,544 409,638
TC Energy Corp.
9,170 463,785
Teck Resources Ltd., Class B
4,455 164,792
TELUS Corp.
4,311 70,484
TFI International, Inc.
734 63,254
Thomson Reuters Corp.
1,442 285,956
TMX Group Ltd.
2,765 111,549
Number
of Shares Value $
Toromont Industries Ltd.
773 66,908
Toronto-Dominion Bank
16,129 1,111,710
Tourmaline Oil Corp.
2,875 129,390
Waste Connections, Inc.
2,321 457,446
West Fraser Timber Co. Ltd.
371 27,280
Wheaton Precious Metals Corp.
4,080 352,851
Whitecap Resources, Inc.
11,442 71,234
WSP Global, Inc.
1,185 242,361
(Cost $17,451,546)
22,038,896
Chile — 0.0%
Antofagasta PLC
(Cost $72,230)
3,604 86,050
China — 0.0%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $46,502)
23,800 39,125
Denmark — 0.6%
A.P. Moller — Maersk A/S, Class
A
16 28,587
A.P. Moller — Maersk A/S, Class
B
39 70,542
Carlsberg AS, Class B
861 123,068
Coloplast A/S, Class B
1,081 104,567
Danske Bank A/S
6,889 263,262
Demant A/S *
786 30,743
DSV A/S
1,901 447,856
Genmab A/S *
562 117,989
Novo Nordisk A/S, Class B
29,870 2,062,250
Novonesis (Novozymes) B, Class
B
3,465 243,524
Orsted AS, 144A *
1,770 72,274
Pandora A/S
770 140,213
ROCKWOOL A/S, Class B
1,332 63,116
Tryg A/S
3,303 84,853
Vestas Wind Systems A/S
9,327 147,128
(Cost $3,424,722)
3,999,972
Finland — 0.3%
Elisa OYJ
1,081 56,942
Fortum OYJ
4,301 74,217
Kesko OYJ, Class B
2,083 50,369
Kone OYJ, Class B
3,085 192,063
Metso Corp.
6,433 77,632
Neste OYJ
3,856 41,368
Nokia OYJ
51,142 265,678
Nordea Bank Abp
28,397 411,515
Orion OYJ, Class B
1,064 72,172
Sampo OYJ, Class A
23,359 249,166
Stora Enso OYJ, Class R
6,592 66,649
UPM-Kymmene OYJ
5,112 141,545
Wartsila OYJ Abp
4,355 87,163
(Cost $1,930,422)
1,786,479

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
France — 2.9%
Accor SA
1,757 93,249
Aeroports de Paris SA
279 37,406
Air Liquide SA
5,228 1,082,561
Airbus SE
5,610 1,032,248
Alstom SA *
3,702 83,655
Amundi SA, 144A
236 19,250
Arkema SA
559 39,917
AXA SA
16,429 774,205
BioMerieux
457 61,271
BNP Paribas SA
9,512 832,997
Bollore SE
8,642 54,941
Bouygues SA
1,505 65,591
Bureau Veritas SA
2,984 101,899
Capgemini SE
1,474 244,729
Carrefour SA
4,832 72,217
Cie de Saint-Gobain SA
4,095 459,493
Cie Generale des Etablissements
Michelin SCA
6,600 252,353
Covivio SA REIT
660 39,561
Credit Agricole SA
10,457 191,188
Danone SA
6,028 514,889
Dassault Aviation SA
202 73,107
Dassault Systemes SE
6,008 225,079
Edenred SE
2,237 69,838
Eiffage SA
762 104,759
Engie SA
16,387 353,185
EssilorLuxottica SA
2,736 760,050
Eurazeo SE
406 28,369
FDJ UNITED, 144A
753 27,646
Gecina SA REIT
470 51,703
Getlink SE *
3,033 58,018
Hermes International SCA
288 793,840
Ipsen SA *
297 34,964
Kering SA
692 135,405
Klepierre SA REIT
1,598 62,515
Legrand SA
2,363 286,904
L'Oreal SA
2,223 939,812
LVMH Moet Hennessy Louis
Vuitton SE
2,555 1,387,196
Orange SA
15,256 227,490
Pernod Ricard SA
1,874 193,641
Publicis Groupe SA
2,095 228,036
Renault SA
1,733 89,280
Rexel SA
1,853 52,022
Safran SA
3,363 997,986
Sanofi SA
10,229 1,016,324
Sartorius Stedim Biotech
279 61,447
Schneider Electric SE
5,134 1,290,112
Societe Generale SA
6,213 337,501
Sodexo SA
881 60,859
Teleperformance SE
558 56,404
Number
of Shares Value $
Thales SA
927 281,406
TotalEnergies SE
19,141 1,122,563
Unibail-Rodamco-Westfield
REIT *
1,108 104,981
Veolia Environnement SA
6,336 217,803
Vinci SA
4,526 646,636
(Cost $14,408,515)
18,430,501
Germany — 2.7%
adidas AG
1,527 380,509
Allianz SE
3,513 1,390,663
BASF SE
8,364 402,598
Bayer AG
9,041 253,875
Bayerische Motoren Werke AG
2,431 215,540
Beiersdorf AG
876 119,984
Brenntag SE
1,226 83,008
Commerzbank AG
8,090 246,044
Continental AG
962 84,420
Covestro AG *
1,767 121,362
CTS Eventim AG & Co. KGaA
688 83,338
Daimler Truck Holding AG
4,706 204,137
Delivery Hero SE, 144A *
1,364 37,752
Deutsche Bank AG (b)
16,610 459,345
Deutsche Boerse AG
1,720 553,571
Deutsche Lufthansa AG
5,113 40,899
Deutsche Post AG
9,163 409,539
Deutsche Telekom AG
32,388 1,223,656
E.ON SE
21,442 375,598
Evonik Industries AG
1,919 41,523
Fresenius Medical Care AG
1,778 100,964
Fresenius SE & Co. KGaA
3,669 179,855
GEA Group AG
1,424 95,218
Hannover Rueck SE
503 158,975
Heidelberg Materials AG
1,348 263,903
Henkel AG & Co. KGaA
984 72,164
Infineon Technologies AG
12,050 468,874
Knorr-Bremse AG
550 55,571
LEG Immobilien SE
597 50,661
Mercedes-Benz Group AG
6,382 381,024
Merck KGaA
1,167 153,019
MTU Aero Engines AG
546 217,256
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,242 805,664
Nemetschek SE
492 68,310
Rational AG
34 27,926
Rheinmetall AG
406 868,819
RWE AG
5,900 221,904
SAP SE
9,705 2,929,583
Scout24 SE, 144A
866 117,877
Siemens AG
6,983 1,679,035
Siemens Energy AG *
6,413 622,471
Siemens Healthineers AG, 144A
3,508 185,503

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Symrise AG
1,239 147,761
Talanx AG
689 89,404
Vonovia SE
7,069 231,363
Zalando SE, 144A *
1,871 66,802
(Cost $11,796,990)
16,987,267
Hong Kong — 0.5%
AIA Group Ltd.
97,462 815,959
BOC Hong Kong Holdings Ltd.
31,072 131,158
CK Asset Holdings Ltd.
18,503 76,687
CK Hutchison Holdings Ltd.
23,911 134,625
CK Infrastructure Holdings Ltd.
5,727 37,065
CLP Holdings Ltd.
14,675 124,544
Futu Holdings Ltd., ADR
565 57,591
Galaxy Entertainment Group Ltd.
18,353 78,172
Hang Seng Bank Ltd.
6,183 86,577
Henderson Land Development
Co. Ltd.
15,358 48,082
HKT Trust & HKT Ltd. (a)
28,120 40,522
Hong Kong & China Gas Co. Ltd.
88,921 78,244
Hong Kong Exchanges &
Clearing Ltd.
11,144 562,490
Hongkong Land Holdings Ltd.
12,160 62,867
Jardine Matheson Holdings Ltd.
1,672 74,404
Link REIT
30,096 159,853
MTR Corp. Ltd.
15,268 53,350
Power Assets Holdings Ltd.
12,702 80,425
Prudential PLC
24,957 284,324
Sino Land Co. Ltd.
35,160 35,512
SITC International Holdings Co.
Ltd.
13,431 42,906
Sun Hung Kai Properties Ltd.
12,908 138,684
Swire Pacific Ltd., Class A
2,872 24,484
Techtronic Industries Co. Ltd.
12,736 142,683
WH Group Ltd., 144A
95,588 88,255
Wharf Holdings Ltd.
9,108 24,217
Wharf Real Estate Investment
Co. Ltd.
12,315 30,876
(Cost $4,233,231)
3,514,556
Ireland — 1.2%
Accenture PLC, Class A
5,818 1,843,259
AerCap Holdings NV
1,834 212,249
AIB Group PLC
20,991 164,904
Allegion PLC
834 119,012
Aptiv PLC *
2,503 167,225
Bank of Ireland Group PLC
9,359 128,348
DCC PLC
989 61,831
Eaton Corp. PLC
3,645 1,167,129
Experian PLC
8,104 403,595
James Hardie Industries PLC
CDI *
3,767 85,916
Kerry Group PLC, Class A
1,601 174,847
Kingspan Group PLC
1,432 122,739
Number
of Shares Value $
Medtronic PLC
12,253 1,016,754
Ryanair Holdings PLC
7,416 196,752
Smurfit WestRock PLC
1,870 80,445
Smurfit WestRock PLC
2,381 103,169
TE Connectivity PLC
2,888 462,282
Trane Technologies PLC
2,093 900,555
(Cost $6,064,672)
7,411,011
Israel — 0.2%
Azrieli Group Ltd.
464 35,415
Bank Hapoalim BM
11,533 192,995
Bank Leumi Le-Israel BM
12,669 203,905
Check Point Software
Technologies Ltd. *
890 203,703
CyberArk Software Ltd. *
399 152,729
Elbit Systems Ltd.
273 109,304
ICL Group Ltd.
6,628 43,601
Israel Discount Bank Ltd., Class
A
10,778 91,574
Mizrahi Tefahot Bank Ltd.
1,488 85,073
Monday.com Ltd. *
356 105,906
Nice Ltd. *
623 104,838
Teva Pharmaceutical Industries
Ltd., ADR *
10,542 176,895
Wix.com Ltd. *
547 81,476
(Cost $1,046,865)
1,587,414
Italy — 0.8%
Banca Mediolanum SpA
3,321 55,158
Banco BPM SpA
10,916 125,287
BPER Banca SPA
8,564 75,951
Davide Campari-Milano NV
5,808 37,873
DiaSorin SpA
193 20,017
Enel SpA
74,119 680,302
Eni SpA
20,630 303,807
Ferrari NV
1,177 563,071
FinecoBank Banca Fineco SpA
5,725 123,617
Generali
7,878 286,639
Infrastrutture Wireless Italiane
SpA, 144A
2,478 29,060
Intesa Sanpaolo SpA
143,029 797,255
Leonardo SpA
4,049 249,229
Mediobanca Banca di Credito
Finanziario SpA
4,874 115,755
Moncler SpA
1,862 116,388
Nexi SpA, 144A
5,853 35,190
Poste Italiane SpA, 144A
3,331 72,265
Prysmian SpA
2,568 165,007
Recordati Industria Chimica e
Farmaceutica SpA
1,149 68,873
Snam SpA
18,329 109,575
Telecom Italia SpA *
130,382 55,713
Terna - Rete Elettrica Nazionale
11,123 113,116
UniCredit SpA
12,605 809,364

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Unipol Assicurazioni SpA
3,276 64,080
(Cost $2,934,389)
5,072,592
Luxembourg — 0.0%
ArcelorMittal SA
4,517 137,019
CVC Capital Partners PLC, 144A
1,365 25,367
Eurofins Scientific SE
1,249 83,289
Tenaris SA
4,273 71,648
(Cost $307,714)
317,323
Macau — 0.0%
Sands China Ltd. *
(Cost $88,143)
22,731 44,699
Netherlands — 1.3%
ABN AMRO Bank NV, 144A
4,275 110,507
Adyen NV, 144A *
237 454,594
Aegon Ltd.
9,344 66,893
Akzo Nobel NV
1,688 114,902
Argenx SE *
550 316,190
ASM International NV
466 253,721
ASML Holding NV
3,652 2,711,028
ASR Nederland NV
1,334 85,535
BE Semiconductor Industries NV
710 85,882
Euronext NV, 144A
807 131,376
EXOR NV
752 72,394
Ferrovial SE
4,678 238,132
Heineken Holding NV
1,206 93,921
Heineken NV
2,537 225,860
IMCD NV
571 77,463
ING Groep NV
28,089 595,669
JDE Peet's NV
643 17,680
Koninklijke Ahold Delhaize NV
8,695 367,004
Koninklijke KPN NV
32,399 152,200
Koninklijke Philips NV
7,508 172,600
NN Group NV
2,116 133,129
NXP Semiconductors NV
2,316 442,657
Prosus NV *
12,447 638,697
QIAGEN NV *
1,958 88,357
Randstad NV
1,247 52,323
Stellantis NV
17,502 178,127
Universal Music Group NV
10,164 324,930
Wolters Kluwer NV
2,310 409,886
(Cost $6,618,257)
8,611,657
New Zealand — 0.1%
Auckland International Airport
Ltd.
11,365 51,230
Contact Energy Ltd.
12,279 67,154
Fisher & Paykel Healthcare Corp.
Ltd.
4,808 104,778
Infratil Ltd.
9,348 58,854
Meridian Energy Ltd.
11,874 38,921
Number
of Shares Value $
Xero Ltd. *
1,331 157,856
(Cost $453,410)
478,793
Norway — 0.2%
Aker BP ASA
2,782 63,987
DNB Bank ASA
8,369 223,864
Equinor ASA
6,475 151,780
Gjensidige Forsikring ASA
1,610 40,718
Kongsberg Gruppen ASA
847 149,054
Mowi ASA
3,694 68,911
Norsk Hydro ASA
14,193 77,736
Orkla ASA
7,489 84,733
Salmar ASA
523 23,291
Telenor ASA
6,800 104,225
Yara International ASA
1,239 44,384
(Cost $952,142)
1,032,683
Poland — 0.0%
InPost SA *
(Cost $50,100)
2,794 45,929
Portugal — 0.0%
EDP SA
32,718 130,372
Galp Energia SGPS SA
3,450 55,009
Jeronimo Martins SGPS SA
3,017 75,899
(Cost $270,334)
261,280
Singapore — 0.5%
CapitaLand Ascendas REIT
25,179 51,740
CapitaLand Integrated
Commercial Trust REIT
65,065 105,448
CapitaLand Investment Ltd.
16,402 32,051
DBS Group Holdings Ltd.
19,037 660,154
Genting Singapore Ltd.
28,508 15,253
Grab Holdings Ltd., Class A *
18,871 91,902
Keppel Ltd.
15,500 81,611
Oversea-Chinese Banking Corp.
Ltd.
31,585 397,507
Sea Ltd., ADR *
3,602 577,653
Sembcorp Industries Ltd.
8,600 44,147
Singapore Airlines Ltd.
14,250 78,786
Singapore Exchange Ltd.
9,131 99,268
Singapore Technologies
Engineering Ltd.
17,202 104,311
Singapore Telecommunications
Ltd.
77,500 228,966
United Overseas Bank Ltd.
12,001 329,525
Wilmar International Ltd.
20,400 48,248
(Cost $2,266,666)
2,946,570
Spain — 0.8%
Acciona SA
263 42,397
ACS Actividades de
Construccion y Servicios SA
1,652 108,494
Aena SME SA, 144A
641 172,464
Amadeus IT Group SA
4,441 369,956

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Banco Bilbao Vizcaya Argentaria
SA
51,847 777,532
Banco de Sabadell SA
49,575 157,866
Banco Santander SA
142,956 1,141,068
Bankinter SA
6,754 86,949
CaixaBank SA
37,240 316,568
Cellnex Telecom SA, 144A *
5,357 205,070
EDP Renovaveis SA
2,601 26,103
Endesa SA
2,909 88,770
Grifols SA *
3,085 33,166
Iberdrola SA
54,023 986,181
Industria de Diseno Textil SA
9,872 534,807
Redeia Corp. SA
3,592 74,216
Repsol SA
12,032 161,931
Telefonica SA
28,502 152,466
(Cost $3,347,570)
5,436,004
Sweden — 1.0%
AddTech AB, Class B
2,412 82,719
Alfa Laval AB
2,992 127,001
Assa Abloy AB, Class B
8,993 284,538
Atlas Copco AB, Class A
24,567 393,637
Atlas Copco AB, Class B
14,380 204,435
Beijer Ref AB
2,813 41,441
Boliden AB *
2,494 77,871
Epiroc AB, Class A
6,194 138,326
Epiroc AB, Class B
4,095 79,939
EQT AB
4,207 122,904
Essity AB, Class B
5,123 149,504
Evolution AB, 144A
1,596 109,336
Fastighets AB Balder, Class B *
7,110 49,730
H & M Hennes & Mauritz AB,
Class B
6,524 93,259
Hexagon AB, Class B
20,750 208,689
Holmen AB, Class B
873 35,993
Industrivarden AB, Class A
1,315 47,562
Industrivarden AB, Class C
1,595 57,507
Indutrade AB
2,490 67,351
Investment AB Latour, Class B
1,161 30,557
Investor AB, Class B
15,622 458,985
L E Lundbergforetagen AB,
Class B
564 28,749
Lifco AB, Class B
2,372 96,412
Nibe Industrier AB, Class B
14,116 57,713
Saab AB, Class B
2,955 149,074
Sagax AB, Class B
1,723 37,635
Sandvik AB
9,774 213,085
Securitas AB, Class B
5,790 85,449
Skandinaviska Enskilda Banken
AB, Class A
14,808 246,596
Skanska AB, Class B
2,473 58,678
SKF AB, Class B
2,907 63,800
Spotify Technology SA *
1,431 951,815
Number
of Shares Value $
Svenska Cellulosa AB SCA,
Class B
5,266 71,082
Svenska Handelsbanken AB,
Class A
12,353 164,686
Swedbank AB, Class A
8,444 228,134
Swedish Orphan Biovitrum AB *
1,711 52,230
Tele2 AB, Class B
4,885 72,957
Telefonaktiebolaget LM Ericsson,
Class B
27,505 233,328
Telia Co. AB
22,668 87,416
Trelleborg AB, Class B
1,714 62,672
Volvo AB, Class B
14,752 408,389
(Cost $5,547,998)
6,231,184
Switzerland — 3.0%
ABB Ltd.
14,739 834,950
Alcon, Inc.
4,516 388,633
Amcor PLC
22,290 203,062
Avolta AG *
817 43,836
Baloise Holding AG
459 109,058
Banque Cantonale Vaudoise
277 32,098
Barry Callebaut AG
38 39,015
BKW AG
222 46,721
Chocoladefabriken Lindt &
Spruengli AG
1 157,264
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
8 128,830
Chubb Ltd.
3,508 1,042,578
Cie Financiere Richemont SA,
Class A
5,067 955,054
Coca-Cola HBC AG *
2,225 115,880
DSM-Firmenich AG
1,835 204,194
EMS-Chemie Holding AG
75 57,057
Galderma Group AG
773 101,335
Garmin Ltd.
1,402 284,564
Geberit AG
275 205,191
Givaudan SA
89 447,194
Glencore PLC *
96,627 369,289
Helvetia Holding AG
271 64,258
Holcim AG *
4,704 521,159
Julius Baer Group Ltd.
1,792 118,049
Kuehne + Nagel International AG
474 106,766
Logitech International SA
1,421 118,378
Lonza Group AG
688 476,672
Nestle SA
24,296 2,593,584
Novartis AG
17,737 2,030,077
Partners Group Holding AG
221 296,442
Roche Holding AG
6,558 2,119,346
Roche Holding AG
280 95,429
Sandoz Group AG
3,744 190,174
Schindler Holding AG
250 85,813
Schindler Holding AG
Participation Certificates
406 144,500

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
SGS SA
1,607 167,791
SIG Group AG *
2,732 55,867
Sika AG
1,470 393,109
Sonova Holding AG
467 146,430
STMicroelectronics NV
3,063 76,865
STMicroelectronics NV, Class Y
3,063 76,606
Straumann Holding AG
978 125,650
Swatch Group AG — Bearer
277 46,715
Swiss Life Holding AG
264 263,952
Swiss Prime Site AG
630 89,644
Swiss Re AG
2,819 498,399
Swisscom AG
195 134,225
Temenos AG
553 41,094
UBS Group AG
29,985 955,885
VAT Group AG, 144A
277 105,432
Zurich Insurance Group AG
1,318 925,993
(Cost $15,965,785)
18,830,107
United Kingdom — 4.0%
3i Group PLC
9,414 516,951
Admiral Group PLC
2,588 116,917
Anglo American PLC *
11,469 341,037
Aon PLC, Class A
1,834 682,395
Ashtead Group PLC
3,912 228,694
Associated British Foods PLC
2,861 80,366
AstraZeneca PLC
14,272 2,063,227
Auto Trader Group PLC, 144A
9,223 98,755
Aviva PLC
25,239 207,824
BAE Systems PLC
28,580 732,868
Barclays PLC
134,198 592,686
Barratt Redrow PLC
12,773 79,373
BP PLC
144,836 702,659
British American Tobacco PLC
18,340 824,579
BT Group PLC
63,094 152,686
Bunzl PLC
3,069 98,336
Centrica PLC
56,054 119,700
CNH Industrial NV
8,769 109,700
Coca-Cola Europacific Partners
PLC
1,783 163,662
Compass Group PLC
15,826 555,964
Croda International PLC
1,262 52,213
Diageo PLC
20,503 557,687
Entain PLC
5,780 58,507
GSK PLC
37,933 770,900
Haleon PLC
83,955 468,608
Halma PLC
3,178 124,542
Hikma Pharmaceuticals PLC
1,762 50,850
HSBC Holdings PLC
162,997 1,919,379
Imperial Brands PLC
7,200 272,839
Informa PLC
11,626 123,137
InterContinental Hotels Group
PLC
1,426 163,343
Number
of Shares Value $
International Consolidated
Airlines Group SA
11,208 49,305
Intertek Group PLC
1,490 96,167
J Sainsbury PLC
16,339 62,885
JD Sports Fashion PLC
28,696 32,553
Kingfisher PLC
15,634 58,527
Land Securities Group PLC REIT
6,351 54,214
Legal & General Group PLC
51,922 174,138
Lloyds Banking Group PLC
552,043 574,722
London Stock Exchange Group
PLC
4,339 659,741
M&G PLC
25,404 81,090
Marks & Spencer Group PLC
17,247 87,080
Melrose Industries PLC
12,368 78,074
Mondi PLC
4,487 72,944
National Grid PLC
44,519 628,278
NatWest Group PLC
73,723 521,553
Next PLC
1,018 176,614
Pearson PLC
4,611 72,442
Pentair PLC
1,588 157,498
Phoenix Group Holdings PLC
6,832 58,412
Reckitt Benckiser Group PLC
6,582 446,649
RELX PLC
16,625 895,441
Rentokil Initial PLC
22,728 107,765
Rio Tinto PLC
10,181 604,377
Rolls-Royce Holdings PLC
78,446 916,340
Sage Group PLC
10,035 164,964
Schroders PLC
9,192 44,055
Segro PLC REIT
11,455 107,670
Severn Trent PLC
2,476 90,254
Shell PLC
55,062 1,818,850
Smith & Nephew PLC
8,004 115,979
Smiths Group PLC
2,966 86,156
Spirax Group PLC
586 45,163
SSE PLC
9,698 230,308
Standard Chartered PLC
19,055 297,567
Tesco PLC
63,145 330,399
Unilever PLC
23,281 1,477,792
United Utilities Group PLC
7,231 114,189
Vodafone Group PLC
201,180 208,577
Whitbread PLC
1,858 72,512
Willis Towers Watson PLC
935 295,974
Wise PLC, Class A *
6,143 91,043
WPP PLC
11,091 89,651
(Cost $19,304,361)
25,378,296
United States — 73.2%
3M Co.
5,000 741,750
Abbott Laboratories
16,017 2,139,551
AbbVie, Inc.
16,425 3,056,857
Adobe, Inc. *
3,923 1,628,398
Advanced Micro Devices, Inc. *
14,922 1,652,313

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
AECOM
1,149 126,218
Aflac, Inc.
4,854 502,583
Agilent Technologies, Inc.
2,701 302,296
Air Products and Chemicals, Inc.
2,047 570,929
Airbnb, Inc., Class A *
3,969 512,001
Akamai Technologies, Inc. *
1,489 113,060
Albertsons Cos., Inc., Class A
3,230 71,803
Alexandria Real Estate Equities,
Inc. REIT
1,409 98,898
Align Technology, Inc. *
650 117,611
Alliant Energy Corp.
2,370 147,485
Allstate Corp.
2,468 517,959
Alnylam Pharmaceuticals, Inc. *
1,176 358,163
Alphabet, Inc., Class A
53,923 9,260,736
Alphabet, Inc., Class C
45,977 7,947,124
Altria Group, Inc.
15,593 945,092
Amazon.com, Inc. *
88,484 18,140,105
Amentum Holdings, Inc. *
64 1,322
Ameren Corp.
2,453 237,647
American Electric Power Co.,
Inc.
4,863 503,272
American Express Co.
5,264 1,547,879
American Financial Group, Inc.
650 80,587
American Homes 4 Rent, Class
A REIT
2,809 106,321
American International Group,
Inc.
5,501 465,605
American Tower Corp. REIT
4,336 930,722
American Water Works Co., Inc.
1,821 260,348
Ameriprise Financial, Inc.
913 464,936
AMETEK, Inc.
2,082 372,137
Amgen, Inc.
5,036 1,451,274
Amphenol Corp., Class A
11,150 1,002,719
Analog Devices, Inc.
4,622 989,016
Annaly Capital Management,
Inc. REIT
4,439 84,119
ANSYS, Inc. *
824 272,596
Apollo Global Management, Inc.
3,628 474,143
Apple, Inc.
139,430 28,004,515
Applied Materials, Inc.
7,629 1,195,846
AppLovin Corp., Class A *
2,147 843,771
Archer-Daniels-Midland Co.
4,303 207,706
Ares Management Corp., Class
A
1,788 295,914
Arista Networks, Inc. *
9,844 852,884
Arthur J Gallagher & Co.
2,304 800,502
AT&T, Inc.
66,365 1,844,947
Atmos Energy Corp.
1,370 211,912
Autodesk, Inc. *
2,003 593,128
Automatic Data Processing, Inc.
3,741 1,217,808
AutoZone, Inc. *
154 574,888
AvalonBay Communities, Inc.
REIT
1,255 259,496
Number
of Shares Value $
Avantor, Inc. *
5,554 71,702
Avery Dennison Corp.
761 135,253
Axon Enterprise, Inc. *
651 488,484
Baker Hughes Co.
9,399 348,233
Ball Corp.
2,901 155,436
Bank of America Corp.
67,031 2,958,078
Bank of New York Mellon Corp.
6,854 607,333
Baxter International, Inc.
4,466 136,213
Becton Dickinson & Co.
2,762 476,694
Bentley Systems, Inc., Class B
1,194 56,990
Berkshire Hathaway, Inc., Class
B *
12,421 6,259,687
Best Buy Co., Inc.
2,030 134,548
Biogen, Inc. *
1,335 173,270
BioMarin Pharmaceutical, Inc. *
1,646 95,583
Blackrock, Inc.
1,385 1,357,148
Blackstone, Inc.
6,925 960,913
Block, Inc. *
4,924 304,057
Boeing Co. *
7,020 1,455,386
Booking Holdings, Inc.
308 1,699,830
Booz Allen Hamilton Holding
Corp.
1,090 115,812
Boston Scientific Corp. *
13,637 1,435,431
Bristol-Myers Squibb Co.
18,687 902,208
Broadcom, Inc.
41,338 10,006,690
Broadridge Financial Solutions,
Inc.
1,067 259,100
Brookfield Asset Management
Ltd., Class A
4,120 231,358
Brookfield Renewable Corp.
1,166 34,260
Brown & Brown, Inc.
2,352 265,541
Brown-Forman Corp., Class B
1,655 55,178
Builders FirstSource, Inc. *
1,081 116,402
Bunge Global SA
1,345 105,112
Burlington Stores, Inc. *
551 125,777
BXP, Inc. REIT
1,252 84,297
C.H. Robinson Worldwide, Inc.
1,157 111,037
Cadence Design Systems, Inc. *
2,485 713,369
Camden Property Trust REIT
885 103,979
Capital One Financial Corp.
5,941 1,123,740
Cardinal Health, Inc.
2,253 347,953
Carlisle Cos., Inc.
447 169,940
Carlyle Group, Inc.
1,721 77,789
Carnival Corp. *
9,216 213,996
Carrier Global Corp.
7,111 506,303
Carvana Co. *
1,059 346,462
Caterpillar, Inc.
4,430 1,541,773
Cboe Global Markets, Inc.
885 202,771
CBRE Group, Inc., Class A *
2,759 344,930
CDW Corp.
1,206 217,514
Cencora, Inc.
1,666 485,206
Centene Corp. *
5,064 285,812

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
CenterPoint Energy, Inc.
5,756 214,353
CF Industries Holdings, Inc.
1,851 167,904
Charles Schwab Corp.
15,915 1,405,931
Charter Communications, Inc.,
Class A *
880 348,718
Cheniere Energy, Inc.
2,074 491,517
Chevron Corp.
15,259 2,085,905
Chipotle Mexican Grill, Inc. *
12,567 629,355
Church & Dwight Co., Inc.
2,166 212,939
Cigna Group
2,566 812,498
Cincinnati Financial Corp.
1,413 213,109
Cintas Corp.
3,374 764,211
Cisco Systems, Inc.
37,206 2,345,466
Citigroup, Inc.
17,537 1,320,887
Citizens Financial Group, Inc.
4,465 180,163
Clorox Co.
1,101 145,200
Cloudflare, Inc., Class A *
2,807 465,653
CME Group, Inc.
3,305 955,145
CMS Energy Corp.
2,889 202,894
Coca-Cola Co.
37,903 2,732,806
Cognizant Technology Solutions
Corp., Class A
4,612 373,526
Coinbase Global, Inc., Class A *
1,923 474,250
Colgate-Palmolive Co.
6,971 647,885
Comcast Corp., Class A
35,550 1,228,963
Conagra Brands, Inc.
4,517 103,394
ConocoPhillips
11,528 983,915
Consolidated Edison, Inc.
3,246 339,175
Constellation Brands, Inc., Class
A
1,556 277,419
Constellation Energy Corp.
2,950 903,142
Cooper Cos., Inc. *
1,791 122,289
Copart, Inc. *
8,135 418,790
Corebridge Financial, Inc.
2,279 74,318
Corning, Inc.
7,422 368,057
Corpay, Inc. *
612 198,967
Corteva, Inc.
6,591 466,643
CoStar Group, Inc. *
3,741 275,188
Costco Wholesale Corp.
4,103 4,267,859
Coterra Energy, Inc.
7,408 180,088
CRH PLC
5,330 481,150
CRH PLC
1,148 104,652
Crowdstrike Holdings, Inc., Class
A *
2,327 1,096,878
Crown Castle, Inc. REIT
4,127 414,144
Crown Holdings, Inc.
1,196 117,806
CSX Corp.
17,954 567,167
Cummins, Inc.
1,283 412,459
CVS Health Corp.
11,774 754,007
D.R. Horton, Inc.
2,722 321,359
Danaher Corp.
5,931 1,126,297
Darden Restaurants, Inc.
1,156 247,627
Number
of Shares Value $
Datadog, Inc., Class A *
2,599 306,370
DaVita, Inc. *
381 51,915
Deckers Outdoor Corp. *
1,390 146,673
Deere & Co.
2,438 1,234,262
Dell Technologies, Inc., Class C
2,935 326,577
Delta Air Lines, Inc.
1,162 56,229
Devon Energy Corp.
6,137 185,706
Dexcom, Inc. *
3,504 300,643
Diamondback Energy, Inc.
1,770 238,153
Dick's Sporting Goods, Inc.
532 95,409
Digital Realty Trust, Inc. REIT
3,049 522,964
Docusign, Inc. *
1,779 157,637
Dollar General Corp.
2,082 202,474
Dollar Tree, Inc. *
2,032 183,408
Dominion Energy, Inc.
7,687 435,622
Domino's Pizza, Inc.
319 151,149
DoorDash, Inc., Class A *
3,322 693,135
Dover Corp.
1,326 235,696
Dow, Inc.
6,591 182,834
DraftKings, Inc., Class A *
3,814 136,846
DTE Energy Co.
1,852 253,076
Duke Energy Corp.
7,170 844,052
DuPont de Nemours, Inc.
3,910 261,188
Dynatrace, Inc. *
2,688 145,179
eBay, Inc.
4,156 304,095
Ecolab, Inc.
2,374 630,582
Edison International
3,515 195,610
Edwards Lifesciences Corp. *
5,693 445,306
Electronic Arts, Inc.
2,361 339,465
Elevance Health, Inc.
2,151 825,640
Eli Lilly & Co.
7,458 5,501,543
EMCOR Group, Inc.
406 191,575
Emerson Electric Co.
5,375 641,667
Entegris, Inc.
1,431 98,367
Entergy Corp.
4,026 335,285
EOG Resources, Inc.
4,835 524,936
EQT Corp.
5,217 287,613
Equifax, Inc.
1,118 295,364
Equinix, Inc. REIT
927 823,936
Equitable Holdings, Inc.
2,943 155,596
Equity LifeStyle Properties, Inc.
REIT
1,764 112,137
Equity Residential REIT
3,418 239,739
Erie Indemnity Co., Class A
270 96,798
Essential Utilities, Inc.
2,181 84,034
Essex Property Trust, Inc. REIT
615 174,598
Estee Lauder Cos., Inc., Class A
2,090 139,905
Evergy, Inc.
2,073 137,668
Eversource Energy
3,649 236,492
Exelon Corp.
9,110 399,200
Expand Energy Corp.
1,897 220,299
Expedia Group, Inc.
1,246 207,771

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Expeditors International of
Washington, Inc.
1,302 146,774
Extra Space Storage, Inc. REIT
1,893 286,127
Exxon Mobil Corp.
40,143 4,106,629
F5, Inc. *
548 156,388
FactSet Research Systems, Inc.
354 162,224
Fair Isaac Corp. *
227 391,866
Fastenal Co.
10,376 428,944
FedEx Corp.
2,177 474,804
Ferguson Enterprises, Inc.
1,901 346,628
Fidelity National Financial, Inc.
2,274 124,547
Fidelity National Information
Services, Inc.
5,167 411,345
Fifth Third Bancorp
6,232 238,000
First Citizens BancShares, Inc.,
Class A
85 157,155
First Solar, Inc. *
881 139,268
FirstEnergy Corp.
5,377 225,511
Fiserv, Inc. *
5,100 830,229
Flutter Entertainment PLC *
181 45,739
Flutter Entertainment PLC *
1,464 370,079
Ford Motor Co.
36,180 375,548
Fortinet, Inc. *
6,077 618,517
Fortive Corp.
3,210 225,310
Fox Corp., Class A
1,561 85,761
Fox Corp., Class B
1,369 68,833
Freeport-McMoRan, Inc.
13,632 524,559
Gaming and Leisure Properties,
Inc. REIT
2,699 126,043
Gartner, Inc. *
700 305,494
GE Aerospace
9,841 2,420,000
GE HealthCare Technologies,
Inc.
4,142 292,177
GE Vernova, Inc.
2,514 1,189,072
Gen Digital, Inc.
4,909 139,808
General Dynamics Corp.
2,094 583,158
General Mills, Inc.
5,349 290,237
General Motors Co.
9,303 461,522
Genuine Parts Co.
1,352 171,055
Gilead Sciences, Inc.
11,391 1,253,921
Global Payments, Inc.
2,355 178,062
GoDaddy, Inc., Class A *
1,228 223,680
Goldman Sachs Group, Inc.
2,931 1,759,919
Graco, Inc.
1,466 124,112
Halliburton Co.
8,459 165,712
Hartford Insurance Group, Inc.
2,679 347,841
HCA Healthcare, Inc.
1,691 644,930
Healthpeak Properties, Inc. REIT
6,502 113,200
HEICO Corp.
377 112,964
HEICO Corp., Class A
717 169,097
Hershey Co.
1,345 216,128
Hess Corp.
2,847 376,345
Hewlett Packard Enterprise Co.
11,784 203,628
Number
of Shares Value $
Hilton Worldwide Holdings, Inc.
2,232 554,518
Hologic, Inc. *
2,094 130,184
Home Depot, Inc.
9,202 3,389,005
Honeywell International, Inc.
5,948 1,348,233
Hormel Foods Corp.
2,895 88,819
Howmet Aerospace, Inc.
3,668 623,157
HP, Inc.
8,469 210,878
Hubbell, Inc.
461 179,596
HubSpot, Inc. *
467 275,483
Humana, Inc.
1,139 265,535
Huntington Bancshares, Inc.
13,566 212,037
Hyatt Hotels Corp., Class A
306 40,401
IDEX Corp.
736 133,150
IDEXX Laboratories, Inc. *
792 406,581
Illinois Tool Works, Inc.
2,456 601,916
Illumina, Inc. *
1,488 122,373
Incyte Corp. *
1,757 114,310
Ingersoll Rand, Inc.
3,688 301,088
Insulet Corp. *
640 208,019
Intel Corp.
39,185 766,067
Interactive Brokers Group, Inc.,
Class A
940 197,099
Intercontinental Exchange, Inc.
5,181 931,544
International Business Machines
Corp.
8,597 2,227,139
International Flavors &
Fragrances, Inc.
2,325 178,002
International Paper Co.
4,604 220,117
Intuit, Inc.
2,581 1,944,706
Intuitive Surgical, Inc. *
3,378 1,865,805
Invitation Homes, Inc. REIT
5,575 187,878
IQVIA Holdings, Inc. *
1,628 228,457
Iron Mountain, Inc. REIT
2,765 272,933
J M Smucker Co.
989 111,371
Jabil, Inc.
896 150,537
Jack Henry & Associates, Inc.
598 108,340
Jacobs Solutions, Inc.
1,064 134,383
JB Hunt Transport Services, Inc.
703 97,612
Johnson & Johnson
22,427 3,480,895
Johnson Controls International
PLC
6,223 630,826
JPMorgan Chase & Co.
25,953 6,851,592
Juniper Networks, Inc.
2,472 88,819
Kellanova
2,503 206,823
Kenvue, Inc.
17,699 422,475
Keurig Dr Pepper, Inc.
11,951 402,390
KeyCorp
9,376 148,703
Keysight Technologies, Inc. *
1,632 256,289
Kimberly-Clark Corp.
3,085 443,500
Kimco Realty Corp. REIT
6,136 130,451
Kinder Morgan, Inc.
18,913 530,321
KKR & Co., Inc.
5,738 696,937

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
KLA Corp.
1,223 925,664
Kraft Heinz Co.
7,895 211,033
Kroger Co.
5,785 394,711
L3Harris Technologies, Inc.
1,742 425,640
Labcorp Holdings, Inc.
706 175,773
Lam Research Corp.
11,773 951,141
Las Vegas Sands Corp.
3,699 152,251
Leidos Holdings, Inc.
1,308 194,264
Lennar Corp., Class A
2,265 240,271
Lennox International, Inc.
280 158,046
Liberty Media Corp.-Liberty
Formula One, Class C *
1,934 186,689
Linde PLC
4,353 2,035,376
Live Nation Entertainment, Inc. *
1,602 219,778
LKQ Corp.
2,175 88,022
Lockheed Martin Corp.
1,910 921,346
Loews Corp.
1,754 156,615
Lowe's Cos., Inc.
5,270 1,189,597
LPL Financial Holdings, Inc.
748 289,596
LyondellBasell Industries NV,
Class A
2,224 125,634
M&T Bank Corp.
1,505 274,873
Marathon Petroleum Corp.
3,075 494,276
Markel Group, Inc. *
122 236,887
Marriott International, Inc.,
Class A
2,183 575,941
Marsh & McLennan Cos., Inc.
4,519 1,055,910
Martin Marietta Materials, Inc.
533 291,844
Marvell Technology, Inc.
7,812 470,204
Masco Corp.
1,996 124,590
Mastercard, Inc., Class A
7,499 4,391,414
McCormick & Co., Inc.
2,327 169,243
McDonald's Corp.
6,676 2,095,263
McKesson Corp.
1,155 831,034
Merck & Co., Inc.
23,602 1,813,578
Meta Platforms, Inc., Class A
20,301 13,144,694
MetLife, Inc.
5,703 448,142
Mettler-Toledo International,
Inc. *
213 246,126
Microchip Technology, Inc.
5,036 292,289
Micron Technology, Inc.
10,432 985,407
Microsoft Corp.
65,492 30,149,897
MicroStrategy, Inc., Class A *
2,290 845,147
Mid-America Apartment
Communities, Inc. REIT
1,072 167,929
Molina Healthcare, Inc. *
558 170,212
Molson Coors Beverage Co.,
Class B
1,676 89,817
Mondelez International, Inc.,
Class A
12,411 837,618
MongoDB, Inc. *
659 124,439
Monolithic Power Systems, Inc.
488 323,007
Monster Beverage Corp. *
7,068 451,999
Number
of Shares Value $
Moody's Corp.
1,535 735,756
Morgan Stanley
11,227 1,437,393
Motorola Solutions, Inc.
1,552 644,670
MSCI, Inc.
671 378,457
Nasdaq, Inc.
3,967 331,403
Natera, Inc. *
1,217 191,957
NetApp, Inc.
2,027 200,997
Netflix, Inc. *
3,963 4,784,252
Neurocrine Biosciences, Inc. *
875 107,643
Newmont Corp.
10,418 549,237
News Corp., Class A
3,669 103,613
NextEra Energy, Inc.
18,938 1,337,780
NIKE, Inc., Class B
10,909 660,976
NiSource, Inc.
4,981 196,949
Nordson Corp.
550 116,595
Norfolk Southern Corp.
2,075 512,774
Northern Trust Corp.
1,909 203,767
Northrop Grumman Corp.
1,245 603,539
NRG Energy, Inc.
1,958 305,252
Nucor Corp.
2,314 253,059
Nutanix, Inc., Class A *
2,378 182,369
NVIDIA Corp.
226,216 30,568,568
NVR, Inc. *
29 206,362
Occidental Petroleum Corp.
6,137 250,267
Okta, Inc. *
1,388 143,200
Old Dominion Freight Line, Inc.
1,806 289,267
Omnicom Group, Inc.
1,848 135,717
ON Semiconductor Corp. *
4,117 172,996
ONEOK, Inc.
5,733 463,456
Oracle Corp.
15,558 2,575,316
O'Reilly Automotive, Inc. *
523 715,203
Otis Worldwide Corp.
3,390 323,237
Owens Corning
879 117,742
PACCAR, Inc.
4,935 463,150
Packaging Corp. of America
885 170,955
Palantir Technologies, Inc., Class
A *
20,025 2,638,895
Palo Alto Networks, Inc. *
6,040 1,162,217
Parker-Hannifin Corp.
1,196 794,981
Paychex, Inc.
2,990 472,151
Paycom Software, Inc.
482 124,881
PayPal Holdings, Inc. *
8,933 627,811
PepsiCo, Inc.
12,794 1,681,771
Pfizer, Inc.
52,179 1,225,685
PG&E Corp.
22,211 374,922
Philip Morris International, Inc.
14,455 2,610,428
Phillips 66
3,984 452,104
Pinterest, Inc., Class A *
6,071 188,869
PNC Financial Services Group,
Inc.
3,746 651,092
Pool Corp.
325 97,692
PPG Industries, Inc.
2,095 232,126

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
PPL Corp.
6,680 232,130
Principal Financial Group, Inc.
2,150 167,464
Procter & Gamble Co.
21,647 3,677,609
Progressive Corp.
5,345 1,522,951
Prologis, Inc. REIT
8,641 938,413
Prudential Financial, Inc.
3,377 350,837
PTC, Inc. *
1,190 200,301
Public Service Enterprise Group,
Inc.
4,726 382,948
Public Storage REIT
1,489 459,222
PulteGroup, Inc.
1,976 193,707
Pure Storage, Inc., Class A *
2,882 154,446
QUALCOMM, Inc.
10,319 1,498,319
Quanta Services, Inc.
1,322 452,864
Quest Diagnostics, Inc.
964 167,100
Raymond James Financial, Inc.
1,774 260,743
RB Global, Inc.
1,622 170,570
Realty Income Corp. REIT
8,085 457,773
Reddit, Inc., Class A *
660 74,151
Regency Centers Corp. REIT
1,488 107,359
Regeneron Pharmaceuticals, Inc.
941 461,353
Regions Financial Corp.
8,504 182,326
Reliance, Inc.
489 143,189
Republic Services, Inc.
2,048 526,930
ResMed, Inc.
1,348 329,977
Revvity, Inc.
1,088 98,377
Rivian Automotive, Inc., Class
A *
5,807 84,376
Robinhood Markets, Inc., Class
A *
6,733 445,388
ROBLOX Corp., Class A *
5,131 446,294
Rockwell Automation, Inc.
1,028 324,385
Rollins, Inc.
2,791 159,785
Roper Technologies, Inc.
965 550,311
Ross Stores, Inc.
3,041 426,014
Royal Caribbean Cruises Ltd.
2,286 587,433
Royalty Pharma PLC, Class A
3,956 130,073
RPM International, Inc.
1,162 132,282
RTX Corp.
12,267 1,674,200
S&P Global, Inc.
2,919 1,497,038
Salesforce, Inc.
9,012 2,391,514
Samsara, Inc., Class A *
2,970 138,224
SBA Communications Corp.
REIT
1,054 244,412
Schlumberger NV
13,124 433,748
Seagate Technology Holdings
PLC
1,756 207,103
Sempra
6,352 499,204
ServiceNow, Inc. *
1,914 1,935,226
Sherwin-Williams Co.
2,252 808,040
Simon Property Group, Inc. REIT
3,115 507,963
Snap, Inc., Class A *
9,695 79,984
Snap-on, Inc.
464 148,828
Number
of Shares Value $
Snowflake, Inc., Class A *
2,973 611,457
Solventum Corp. *
1,250 91,363
Southern Co.
10,077 906,930
SS&C Technologies Holdings,
Inc.
2,289 184,974
Starbucks Corp.
10,468 878,789
State Street Corp.
2,879 277,190
Steel Dynamics, Inc.
1,292 159,006
STERIS PLC
881 216,030
Stryker Corp.
3,173 1,214,117
Sun Communities, Inc. REIT
1,079 133,192
Super Micro Computer, Inc. *
4,714 188,654
Synchrony Financial
3,655 210,711
Synopsys, Inc. *
1,421 659,316
Sysco Corp.
4,566 333,318
T. Rowe Price Group, Inc.
2,033 190,268
Take-Two Interactive Software,
Inc. *
1,644 372,004
Targa Resources Corp.
1,995 315,070
Target Corp.
4,318 405,935
Teledyne Technologies, Inc. *
437 218,002
Teradyne, Inc.
1,487 116,878
Tesla, Inc. *
26,813 9,289,632
Texas Instruments, Inc.
8,375 1,531,369
Texas Pacific Land Corp.
195 217,236
Textron, Inc.
1,267 93,796
The Campbell's Company
1,670 56,847
Thermo Fisher Scientific, Inc.
3,518 1,417,121
TJX Cos., Inc.
10,579 1,342,475
T-Mobile US, Inc.
4,235 1,025,717
Toast, Inc., Class A *
3,804 160,453
Tractor Supply Co.
4,663 225,689
Trade Desk, Inc., Class A *
4,055 305,017
Tradeweb Markets, Inc., Class A
983 141,994
TransDigm Group, Inc.
520 763,584
TransUnion
1,873 160,385
Travelers Cos., Inc.
2,078 572,905
Trimble, Inc. *
2,372 169,052
Truist Financial Corp.
12,178 481,031
Twilio, Inc., Class A *
1,515 178,316
Tyler Technologies, Inc. *
424 244,644
Tyson Foods, Inc., Class A
2,542 142,759
Uber Technologies, Inc. *
17,230 1,450,077
UDR, Inc. REIT
2,866 118,738
U-Haul Holding Co.
839 47,857
Ulta Beauty, Inc. *
441 207,914
Union Pacific Corp.
5,460 1,210,264
United Airlines Holdings, Inc. *
699 55,532
United Parcel Service, Inc.,
Class B
6,624 646,105
United Rentals, Inc.
597 422,903
United Therapeutics Corp. *
409 130,410

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
UnitedHealth Group, Inc.
8,564 2,585,557
Universal Health Services, Inc.,
Class B
542 103,170
US Bancorp
14,380 626,824
Valero Energy Corp.
2,902 374,271
Veeva Systems, Inc., Class A *
1,408 393,818
Ventas, Inc. REIT
3,625 233,015
Veralto Corp.
2,095 211,658
VeriSign, Inc.
880 239,774
Verisk Analytics, Inc.
1,316 413,408
Verizon Communications, Inc.
38,592 1,696,504
Vertex Pharmaceuticals, Inc. *
2,392 1,057,384
Vertiv Holdings Co., Class A
3,208 346,239
VICI Properties, Inc. REIT
10,044 318,495
Visa, Inc., Class A
16,026 5,852,535
Vistra Corp.
3,190 512,218
Vulcan Materials Co.
1,271 336,904
W.R. Berkley Corp.
2,591 193,522
W.W. Grainger, Inc.
417 453,513
Walmart, Inc.
40,921 4,039,721
Walt Disney Co.
16,809 1,900,089
Warner Bros Discovery, Inc. *
21,281 212,172
Waste Management, Inc.
3,782 911,349
Waters Corp. *
562 196,273
Watsco, Inc.
335 148,596
WEC Energy Group, Inc.
2,836 304,700
Wells Fargo & Co.
30,084 2,249,682
Welltower, Inc. REIT
6,074 937,097
West Pharmaceutical Services,
Inc.
666 140,426
Western Digital Corp. *
3,061 157,795
Westinghouse Air Brake
Technologies Corp.
1,603 324,319
Weyerhaeuser Co. REIT
6,797 176,110
Williams Cos., Inc.
11,127 673,295
Williams-Sonoma, Inc.
1,104 178,583
Workday, Inc., Class A *
2,113 523,411
WP Carey, Inc. REIT
2,124 133,302
Xcel Energy, Inc.
5,021 351,972
Xylem, Inc.
2,144 270,230
Yum! Brands, Inc.
2,566 369,350
Zebra Technologies Corp., Class
A *
434 125,760
Zillow Group, Inc., Class C *
1,258 84,424
Zimmer Biomet Holdings, Inc.
1,852 170,699
Zoetis, Inc.
4,224 712,293
Zoom Communications, Inc. *
2,388 194,025
Zscaler, Inc. *
878 242,065
(Cost $318,349,042)
466,609,323
Uruguay — 0.2%
MercadoLibre, Inc. *
Number
of Shares Value $
(Cost $497,033)
425 1,089,398
TOTAL COMMON STOCKS
(Cost $449,861,011)
632,319,801
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG
461 38,178
Dr Ing hc F Porsche AG, 144A
1,004 48,396
Henkel AG & Co. KGaA
1,584 126,740
Porsche Automobil Holding SE
1,421 56,623
Sartorius AG
259 62,040
Volkswagen AG
1,882 203,741
(Cost $830,519)
535,718
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(c)
,
expires 3/31/40
(Cost $0)
214 0
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.26% (d)
(Cost $967,343)
967,343 967,343
TOTAL INVESTMENTS — 99.5%
(Cost $451,658,873)
633,822,862
Other assets and liabilities,
net — 0.5%
3,499,390
NET ASSETS — 100.0%
637,322,252

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
299,132 5,308 (54,709) 36,230 173,384 14,205 — 16,610 459,345
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (d)(e)
213,692 — (213,692) (f) — — 760 — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.26% (d)
1,730,588 7,229,896 (7,993,141) — — 31,407 — 967,343 967,343
2,243,412 7,235,204 (8,261,542) 36,230 173,384 46,372 — 983,953 1,426,688
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Information Technology
162,419,707 25 .7
Financials
109,147,129 17 .2
Industrials
67,751,496 10 .7
Health Care
63,043,218 10 .0
Consumer Discretionary
62,988,565 9 .9
Communication Services
52,265,323 8 .3
Consumer Staples
40,619,454 6 .4
Energy
22,858,044 3 .6
Materials
20,952,754 3 .3
Utilities
17,761,642 2 .8
Real Estate
13,048,187 2 .1
Total
632,855,519 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 Index
USD 10 2,824,309 2,958,000 6/20/2025 133,691
Micro E-Mini S&P 500 Index
USD 8 229,268 236,640 6/20/2025 7,372
MSCI EAFE Index
USD 6 752,028 781,350 6/20/2025 29,322
S&P/TSX 60 Index Mini
CAD 1 53,679 57,020 6/19/2025 3,341
Total unrealized appreciation
173,726
CAD Canadian Dollar
USD U.S. Dollar

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
KOKU-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 632,319,801 $ — $ — $ 632,319,801
Preferred Stocks
535,718 — — 535,718
Warrants
— — 0 0
Short-Term Investments (a)
967,343 — — 967,343
Derivatives (b)
Futures Contracts
173,726 — — 173,726
TOTAL
$ 633,996,588 $ — $ 0 $ 633,996,588
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.